UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

Van Eck Funds

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Van Eck Funds

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

SCHEDULE OF INVESTMENTS (a)

March 31, 2013 (unaudited)

Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS: 94.9%
	United States Treasury Bills
$9,000,000	0.07%, 06/06/13	$8,999,172
13,000,000	0.08%, 07/05/13 (b)	12,997,764
7,500,000	0.08%, 06/13/13 (b)	7,499,160
12,000,000	0.09%, 08/08/13	11,996,352
8,000,000	0.09%, 07/25/13 (b)	7,998,208
12,000,000	0.09%, 05/30/13 (b)	11,998,632
13,000,000	0.09%, 05/23/13 (b)	12,998,254
16,000,000	0.09%, 09/12/13 (b)	15,992,896
8,000,000	0.10%, 07/18/13	7,998,264
7,000,000	0.10%, 05/09/13 (b)	6,999,389
18,500,000	0.11%, 05/16/13 (b)	18,497,549
12,000,000	0.11%, 04/04/13 (b)	11,999,889
15,000,000	0.11%, 09/05/13	14,994,120
15,000,000	0.12%, 08/22/13 (b)	14,994,795
13,000,000	0.13%, 08/29/13	12,995,125
Total United States Treasury Obligations (Cost: $178,952,164)		178,959,569

Number of Shares
MONEY MARKET FUND: 3.2%
5,945,940	AIM Treasury Portfolio - Institutional Class	5,945,940
Total Investments: 98.1% (Cost: $184,898,103)		184,905,509
Other assets less liabilities: 1.9%		3,574,788
NET ASSETS: 100.0%		$188,480,297

Total Return Swap Contracts – As of March 31, 2013, the Fund had an outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Appreciation
UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$185,330,000	0.57%	04/03/13	0.3%	$577,997

(a)	Represents consolidated Schedule of Investments.
(b)	All or a portion of these securities are segregated for swap collateral.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	96.8%	$178,959,569
Money Market Fund	3.2	5,945,940
	100.0%	$184,905,509

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Short-Term Investments
United States Treasury Obligations	$—	$178,959,569	$—	$178,959,569
Money Market Fund	5,945,940	—	—	5,945,940
Total	$5,945,940	$178,959,569	$—	$184,905,509
Other Financial Instrument Swap Contract	$—	$577,997	$—	$577,997

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 84.1%
Brazil: 4.8%
174,000	BR Malls Participacoes S.A.	$2,166,443
162,000	BR Properties S.A.	1,795,769
52,000	Cosan S.A. Industria e Comercio	1,166,735
54,000	Estacio Participacoes S.A.	1,173,129
15,000	International Meal Co. Holdings S.A.	189,286
32,000	M Dias Branco S.A.	1,262,897
		7,754,259
Canada: 0.4%
36,500	First Quantum Minerals Ltd.	694,177
China / Hong Kong: 21.3%
132,000	ASM Pacific Technology Ltd. #	1,453,986
1,325,000	Baoxin Auto Group Ltd. * #	1,030,625
1,972,000	Beijing Capital International Airport Co. Ltd. #	1,426,924
2,400,000	Boer Power Holdings Ltd. #	1,393,423
1,076,000	Brilliance China Automotive Holdings Ltd. * #	1,270,754
2,012,000	China Hongqiao Group Ltd. #	995,863
2,096,000	China Medical System Holdings Ltd. #	2,127,607
1,177,000	China Singyes Solar Technologies Holdings Ltd. #	979,320
682,000	CIMC Enric Holdings Ltd. #	736,808
44,500	Focus Media Holding (ADR)	1,193,045
6,923,000	Franshion Properties China Ltd. #	2,251,961
586,000	Galaxy Entertainment Group Ltd. * #	2,457,332
6,741,300	Genting Hong Kong Ltd. (USD) * #	3,041,452
2,888,000	Greatview Aseptic Packaging Co. Ltd. #	1,898,228
877,000	Haier Electronics Group Co. Ltd. * #	1,406,406
999,000	Kunlun Energy Co. Ltd. #	2,125,801
15,692,000	REXLot Holdings Ltd. #	1,377,321
1,750,000	Sunac China Holdings Ltd. #	1,242,614
668,000	Techtronic Industries Co. #	1,639,897
74,500	Tencent Holdings Ltd. #	2,382,853
8,197,000	Tiangong International Co. Ltd. #	2,403,090
		34,835,310
Colombia: 0.6%
16,700	Bancolombia S.A. (ADR)	1,056,275
India: 11.5%
147,200	Apollo Hospitals Enterprise Ltd.	2,291,282
605,000	DEN Networks Ltd. * #	2,101,896
250,700	Glenmark Pharmaceuticals Ltd. #	2,132,502
73,600	Jammu & Kashmir Bank Ltd. #	1,613,853
65,000	Larsen & Toubro Ltd. #	1,640,594
564,000	Mundra Port & Special Economic Zone Ltd. #	1,432,955
89,610	Persistent Systems Ltd. #	893,574
255,500	Phoenix Mills Ltd.	1,222,263
168,000	Shriram Transport Finance Co. Ltd. #	2,146,008
55,500	Wockhardt Ltd. * #	2,032,311
154,000	Yes Bank Ltd. #	1,215,566
		18,722,804
Indonesia: 3.0%
1,600,000	Bank Rakyat Indonesia Tbk PT #	1,446,160
15,600,000	Lippo Karawaci Tbk PT #	2,203,794
1,980,000	Tower Bersama Infrastructure Tbk PT * #	1,234,260
		4,884,214
Israel: 0.0%
68,000	Queenco Leisure International Ltd. (GDR) * # § Reg S	43,213
Kazakhstan: 0.0%
66,295	Chagala Group Ltd. (GDR) * §	81,543
Luxembourg: 1.0%
535,000	L’Occitane International S.A. (HKD) #	1,630,533
Malaysia: 0.5%
920,000	AirAsia Bhd #	850,458
Mexico: 0.9%
631,000	Genomma Lab Internacional, S.A. de C.V. *	1,536,190
Nigeria: 2.2%
9,400,000	First Bank Nigeria Holdings Plc #	1,177,853
6,850,000	Guaranty Trust Bank Plc #	1,124,253
215,000	Nestle Nigeria Plc #	1,277,781
		3,579,887
Panama: 0.9%
11,700	Copa Holdings S.A. (Class A) (USD)	1,399,437
Philippines: 1.0%
5,720,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) *	385,445
290,000	Security Bank Corp. #	1,293,891
		1,679,336
Portugal: 0.7%
55,000	Jeronimo Martins, SGPS S.A. #	1,071,013
Russia: 4.2%
38,600	Eurasia Drilling Co. Ltd. (GDR) Reg S	1,375,548
21,000	Globaltrans Investment Plc (GDR) # Reg S	331,380
13,200	Magnit OJSC #	2,554,587
834,000	Sberbank RF (USD) #	2,641,507
		6,903,022
Singapore: 3.2%
1,565,000	Ezion Holdings Ltd. #	2,752,529
580,000	Global Logistic Properties Ltd. #	1,231,727
749,000	OSIM International Ltd. #	1,208,696
		5,192,952
South Africa: 1.5%
357,000	African Bank Investments Ltd. #	1,176,474
56,000	Imperial Holdings Ltd. #	1,281,387
		2,457,861
South Korea: 5.6%
95,000	Cheil Worldwide, Inc. * #	2,059,154
6,310	Hyundai Mobis Co. Ltd. #	1,771,374
3,500	Lotte Shopping Co. #	1,241,616
2,930	Samsung Electronics Co. Ltd. #	3,993,676
		9,065,820
Switzerland: 1.5%
19,300	Dufry A.G. * #	2,404,135
Taiwan: 3.5%
553,000	Chailease Holding Co. Ltd. #	1,540,925
265,000	Cleanaway Co. Ltd. #	1,991,435
184,000	Gourmet Master Co. Ltd. #	1,027,922
83,000	Wowprime Corp. #	1,177,166
		5,737,448
Thailand: 2.5%
60,000	Kasikornbank PCL #	427,578
396,000	Kasikornbank PCL (NVDR) #	2,822,017
1,622,000	Thai Beverage PCL (SGD) #	798,751
		4,048,346
Turkey: 2.5%
270,000	Dogus Otomotiv Servis ve Ticaret A.S. #	1,695,446
260,000	TAV Havalimanlari Holding A.S. * #	1,675,442
65,000	Turkiye Halk Bankasi A.S. #	695,186
		4,066,074
United Arab Emirates: 1.6%
50,800	DP World Ltd. (USD) #	713,953
223,380	First Gulf Bank PJSC #	843,294
197,000	NMC Health Plc (GBP) *	981,808
		2,539,055
United Kingdom: 5.7%
1,022,000	Afren Plc * #	2,208,953
54,983	Bank of Georgia Holdings Plc #	1,288,611
812,346	Hirco Plc * #	432,687
54,200	International Personal Finance Plc #	367,682
177,800	Ophir Energy Plc * #	1,255,967
1,623,997	Raven Russia Ltd. #	1,776,037
555,000	Volga Gas Plc * #	735,737
117,400	Zhaikmunai LP (GDR) Reg S	1,174,000
		9,239,674
United States: 3.4%
36,900	Coach, Inc.	1,844,631
10,600	Cummins, Inc.	1,227,586
21,400	First Cash Financial Services, Inc. *	1,248,476
505,000	Samsonite International S.A. (HKD) #	1,265,994
		5,586,687
Zimbabwe: 0.1%
750,000	Commercial Bank of Zimbabwe (USD)	99,000
Total Common Stocks (Cost: $115,853,922)		137,158,723
PREFERRED STOCKS: 5.8%
Brazil: 0.6%
113,385	Banco ABC Brasil S.A.	917,404
Russia: 1.2%
950	AK Transneft OAO #	2,033,969
South Korea: 4.0%
8,255	Samsung Electronics Co. Ltd. #	6,463,754
Total Preferred Stocks (Cost: $8,790,201)		9,415,127
REAL ESTATE INVESTMENT TRUST: 0.7% (Cost: $1,225,564)
Turkey: 0.7%
750,000	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. #	1,198,636
MONEY MARKET FUND: 9.0% (Cost: $14,662,908)
14,662,908	AIM Treasury Portfolio - Institutional Class	14,662,908
Total Investments: 99.6% (Cost: $140,532,595)		162,435,394
Other assets less liabilities: 0.4%		711,319
NET ASSETS: 100.0%		$163,146,713

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
PHP	Philippine Peso
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $121,290,117 which represents 74.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $124,756 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

As of March 31, 2013, the fund had the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Date	Unrealized Appreciation
State Street Bank And Trust Company	USD	214,236	ZAR	1,993,229	4/2/2013	$2,530

USD	United States Dollar
ZAR	South African Rand

Restricted securities held by the Fund as of March 31, 2013 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Queenco Leisure International Ltd. (GDR)	07/03/2007	68,000	$1,297,605	$43,213	0.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	2.5%	$4,093,130
Communications	5.5	8,971,208
Consumer, Cyclical	15.0	24,381,427
Consumer, Non-cyclical	18.8	30,588,419
Diversified	0.8	1,281,387
Energy	7.2	11,646,783
Financial	24.5	39,800,913
Industrial	8.8	14,204,229
Technology	7.9	12,804,990
Money Market Fund	9.0	14,662,908
	100.0%	$162,435,394

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$7,754,259	$—	$—	$7,754,259
Canada	694,177	—	—	694,177
China / Hong Kong	1,193,045	33,642,265	—	34,835,310
Colombia	1,056,275	—	—	1,056,275
India	3,513,545	15,209,259	—	18,722,804
Indonesia	—	4,884,214	—	4,884,214
Israel	—	43,213	—	43,213
Kazakhstan	81,543	—	—	81,543
Luxembourg	—	1,630,533	—	1,630,533
Malaysia	—	850,458	—	850,458
Mexico	1,536,190	—	—	1,536,190
Nigeria	—	3,579,887	—	3,579,887
Panama	1,399,437	—	—	1,399,437
Philippines	385,445	1,293,891	—	1,679,336
Portugal	—	1,071,013	—	1,071,013
Russia	1,375,548	5,527,474	—	6,903,022
Singapore	—	5,192,952	—	5,192,952
South Africa	—	2,457,861	—	2,457,861
South Korea	—	9,065,820	—	9,065,820
Switzerland	—	2,404,135	—	2,404,135
Taiwan	—	5,737,448	—	5,737,448
Thailand	—	4,048,346	—	4,048,346
Turkey	—	4,066,074	—	4,066,074
United Arab Emirates	981,808	1,557,247	—	2,539,055
United Kingdom	1,174,000	8,065,674	—	9,239,674
United States	4,320,693	1,265,994	—	5,586,687
Zimbabwe	99,000	—	—	99,000
Preferred Stocks
Brazil	917,404	—	—	917,404
Russia	—	2,033,969	—	2,033,969
South Korea	—	6,463,754	—	6,463,754
Real Estate Investment Trust	—	1,198,636	—	1,198,636
Money Market Fund	14,662,908	—	—	14,662,908
Total	$41,145,277	$121,290,117	$—	$162,435,394

Other Financial Instruments
Forward Foreign Currency Contract	$—	$2,530	$—	$2,530

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $2,288,662 and transfers from Level 2 to Level 1 were $2,284,015. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 89.5%
Brazil: 0.0%
707,700	Brazilian Resources, Inc. (CAD) * # §	$112,758
Canada: 8.6%
3,969,800	Eldorado Gold Corp. (USD)	37,832,194
7,182,500	First Quantum Minerals Ltd.	136,600,778
1,703,100	Goldcorp, Inc. (USD)	57,275,253
4,205,324	Kinross Gold Corp. (USD)	33,348,219
182,677	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	34,167
5,560,200	New Gold, Inc. (USD) *	50,597,820
6,011,100	Osisko Mining Corp. *	35,681,383
		351,369,814
Kuwait: 0.2%
359,225	Kuwait Energy Co. K.S.C.C. * # § ø	1,049,016
3,233,023	Kuwait Energy Plc * # § ø	9,028,529
		10,077,545
Norway: 2.0%
2,291,700	SeaDrill Ltd. #	83,517,233
Switzerland: 2.1%
1,390,100	Noble Corp. (USD)	53,032,315
2,842,700	Weatherford International Ltd. (USD) *	34,510,378
		87,542,693
United Kingdom: 11.2%
31,921,314	Afren Plc * #	68,994,793
2,780,100	African Minerals Ltd. * #	9,803,140
1,340,000	Ensco Plc (USD)	80,400,000
7,897,120	Ophir Energy Plc * #	55,784,698
688,726	Randgold Resources Ltd. (ADR)	59,216,661
11,322,200	Xstrata Plc #	184,321,094
		458,520,386

United States: 65.4%
933,617	Alpha Natural Resources, Inc. *	7,664,996
2,329,300	Anadarko Petroleum Corp.	203,697,285
551,000	Apache Corp.	42,515,160
1,429,400	Archer-Daniels-Midland Co.	48,213,662
2,009,500	Cameron International Corp. *	131,019,400
2,066,300	Cimarex Energy Co.	155,881,672
1,114,600	Cloud Peak Energy, Inc. *	20,932,188
1,410,250	Concho Resources, Inc. *	137,400,657
2,266,700	Consol Energy, Inc.	76,274,455
463,400	Cummins, Inc.	53,666,354
1,327,400	Diamond Offshore Drilling, Inc.	92,333,944
576,100	Diamondback Energy, Inc. *	15,462,524
1,039,400	Dril-Quip, Inc. *	90,604,498
996,020	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	7,470
1,340,000	Freeport-McMoRan Copper & Gold, Inc.	44,354,000
513,400	Green Plains Renewable Energy, Inc. *	5,873,296
738,900	Gulfport Energy Corp. *	33,863,787
2,824,500	Halcon Resources Corp. *	22,002,855
4,608,500	Halliburton Co.	186,229,485
1,452,700	HollyFrontier Corp.	74,741,415
500,900	Jacobs Engineering Group, Inc. *	28,170,616
1,527,800	Key Energy Services, Inc. *	12,344,624
3,807,100	Louisiana-Pacific Corp. *	82,233,360
3,800,400	Marathon Oil Corp.	128,149,488
1,252,300	National Oilwell Varco, Inc.	88,600,225
1,941,075	Newfield Exploration Co. *	43,518,901
2,003,700	Newmont Mining Corp.	83,934,993
1,390,100	Occidental Petroleum Corp.	108,942,137
1,232,600	Pioneer Natural Resources Co.	153,150,550
2,254,200	Schlumberger Ltd.	168,817,038
1,678,100	SM Energy Co.	99,377,082
1,803,300	Steel Dynamics, Inc.	28,618,371
1,077,000	Tesoro Corp.	63,058,350
738,900	The Mosaic Co.	44,045,829
1,452,700	United States Steel Corp.	28,327,650
1,678,100	Whiting Petroleum Corp. *	85,314,604
		2,689,342,921
Total Common Stocks (Cost: $3,178,024,018)		3,680,483,350
EXCHANGE TRADED FUND: 1.1% (Cost: $36,169,344)
300,600	SPDR Gold Trust *	46,427,670
MONEY MARKET FUND: 8.8% (Cost: $361,702,043)
361,702,043	AIM Treasury Portfolio - Institutional Class	361,702,043
Total Investments: 99.4% (Cost: $3,575,895,405)		4,088,613,063
Other assets less liabilities: 0.6%		23,132,597
NET ASSETS: 100.0%		$4,111,745,660

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $412,618,731 which represents 10.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $10,197,773 which represents 0.2% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $10,077,545, or 0.2% of net assets.

Restricted securities held by the Fund as of March 31, 2013 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Co. K.S.C.C.	08/06/2008	359,225	$1,086,267	$1,049,016	0.0%
Kuwait Energy Plc	12/19/2011	3,233,023	9,776,405	9,028,529	0.2
			$10,862,672	$10,077,545	0.2%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	14.8%	$604,151,768
Consumer, Non-cyclical	1.2	48,213,662
Energy	64.4	2,634,207,806
Industrial	4.0	164,070,330
Industrial Metals	4.7	194,124,234
Precious Metals	0.9	35,715,550
Exchange Traded Fund	1.1	46,427,670
Money Market Fund	8.9	361,702,043
	100.0%	$4,088,613,063

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$—	$—	$112,758	$112,758
Canada	351,369,814	—	—	351,369,814
Kuwait	—	—	10,077,545	10,077,545
Norway	—	83,517,233	—	83,517,233
Switzerland	87,542,693	—	—	87,542,693
United Kingdom	139,616,661	318,903,725	—	458,520,386
United States	2,689,335,451	7,470	—	2,689,342,921
Exchange Traded Fund	46,427,670	—	—	46,427,670
Money Market Fund	361,702,043	—	—	361,702,043
Total	$3,675,994,332	$402,428,428	$10,190,303	$4,088,613,063

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2013:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2012	$129,007	$10,799,460
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(16,249)	(721,915)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2013	$112,758	$10,077,545

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2013:

	Value as of March 31, 2013	Valuation Technique	Unobservable input Description (1)	Unobservable Input		Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$10,077,545	Market comparable companies	Production Multiple	65.0	x	Increase
			EBITDA Multiple	5.8	x	Increase
			Reserve multiple	13.0	x	Increase
		Black Scholes	Duration to conversion	0.75		Decrease
			Price Volatility	40%		Decrease
Brazil	$112,758	Discount Cash Flow	Discount for lack of market	25%		Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments. EBITDA means Earnings Before Interest Taxes, Depreciation and Amortization.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS (a)

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 86.1%
Australia: 5.9%
5,236,424	Evolution Mining Ltd. * #	$8,018,891
11,601,118	Gryphon Minerals Ltd. * #	4,235,728
932,000	Medusa Mining Ltd. #	4,188,653
1,297,725	Newcrest Mining Ltd. #	27,166,814
3,700,000	Papillon Resources Ltd. * #	5,010,422
5,912,260	Perseus Mining Ltd. * #	11,071,973
		59,692,481
Canada: 58.1%
800,000	Alamos Gold, Inc.	10,985,874
963,544	Alamos Gold, Inc. (USD) #	12,549,679
1,760,000	Amarillo Gold Corp. *	1,178,127
3,941,875	Argonaut Gold, Inc. *	31,974,258
1,668,000	Asanko Gold, Inc. *	5,336,418
3,805,753	AuRico Gold, Inc. (USD)	23,938,186
1,615,000	Bear Creek Mining Corp. (USD) *	4,418,640
2,000,000	Belo Sun Mining Corp. *	2,244,426
2,158,000	Continental Gold Ltd. *	13,850,628
3,030,000	Eastmain Resources, Inc. (USD) *	1,900,113
3,509,461	Eldorado Gold Corp.	33,545,175
3,102,000	Eldorado Gold Corp. (USD)	29,562,060
1,383,000	Fortuna Silver Mines, Inc. *	5,963,026
489,000	Franco-Nevada Corp. (USD)	22,293,510
159,030	Franco-Nevada Corp. Warrants (CAD 64.27, expiring 07/08/13) * # §	3,131
3,000,000	Gold Canyon Resources, Inc. (USD) *	1,365,000
380,386	Goldcorp, Inc.	12,798,734
1,525,897	Goldcorp, Inc. (USD)	51,315,916
1,030,000	Guyana Goldfields, Inc. *	2,859,280
1,055,000	Guyana Goldfields, Inc. (USD) *	2,901,250
2,591,077	Kinross Gold Corp.	20,507,220
985,638	Kinross Gold Corp. (USD)	7,816,109
156,618	Kinross Gold Corp. Warrants (CAD 32.00, expiring 09/03/13) *	771
354,041	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	66,218
858,852	New Gold, Inc. *	7,811,975
6,268,800	New Gold, Inc. (USD) *	57,046,080
3,356,875	Orezone Gold Corp. *	4,956,748
8,612,156	Osisko Mining Corp. *	51,121,034
103,000	Pan American Silver Corp. Warrants (CAD 35.00, expiring 12/31/14) * #	28,897
764,500	Premier Gold Mines Ltd. *	2,257,715
668,000	Pretium Resources, Inc. *	5,300,074
725,000	Pretium Resources, Inc. (USD) *	5,742,000
1,470,000	Rainy River Resources Ltd. *	3,776,837
5,600,000	Romarco Minerals, Inc. *	4,520,352
2,500,000	Roxgold, Inc. *	1,550,426
3,118,000	Rubicon Minerals Corp. *	7,581,296
3,728,000	Sabina Gold & Silver Corp. *	6,935,985
2,258,375	Silver Wheaton Corp. (USD)	70,800,056
18,611	Silver Wheaton Corp. Warrants (CAD 20.00, expiring 09/05/13) *	212,538
365,000	Silvercorp Metals, Inc.	1,451,592
3,002,000	Silvercorp Metals, Inc. (USD)	11,797,860
1,519,000	Timmins Gold Corp. *	4,396,181
8,351,000	Torex Gold Resources, Inc. *	14,304,021
6,635,000	Volta Resources, Inc. *	2,383,989
1,805,578	Yamana Gold, Inc. (USD)	27,715,622
		591,065,027
Mexico: 2.2%
1,100,000	Fresnillo Plc (GBP) #	22,751,685
United Kingdom: 7.4%
4,242,500	Lydian International Ltd. (CAD) *	9,062,583
773,000	Randgold Resources Ltd. (ADR)	66,462,540
		75,525,123
United States: 12.5%
651,000	Allied Nevada Gold Corp. *	10,715,460
2,100,000	Klondex Mines Ltd. (CAD) *	2,315,303
2,200,000	Midway Gold Corp. *	2,684,000
754,000	Newmont Mining Corp.	31,585,060
686,100	Royal Gold, Inc.	48,733,683
1,743,000	Tahoe Resources, Inc. (CAD) *	30,661,426
		126,694,932
Total Common Stocks (Cost: $660,307,911)		875,729,248
FineTroy Ounces
COMMODITY: 9.2% (Cost: $97,566,919)
58,804	Gold Bullion *	93,908,147
Number of Shares
MONEY MARKET FUND: 2.6% (Cost: $26,209,789)
26,209,789	AIM Treasury Portfolio - Institutional Class	26,209,789
Total Investments: 97.9% (Cost: $784,084,619)		995,847,184
Other assets less liabilities: 2.1%		21,506,288
NET ASSETS: 100.0%		$1,017,353,472

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
(a)	Represents consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $95,025,873 which represents 9.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,131 which represents 0.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Commodity - Gold	9.4%	$93,908,147
Diversified Minerals	1.2	11,817,024
Gold Mining	70.8	704,956,104
Metal - Diversified	0.3	2,383,989
Precious Metals	3.9	39,147,837
Silver Mining	11.8	117,424,294
Money Market Fund	2.6	26,209,789
	100.0%	$995,847,184

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$59,692,481	$—	$59,692,481
Canada	578,483,320	12,581,707	—	591,065,027
Mexico	—	22,751,685	—	22,751,685
United Kingdom	75,525,123	—	—	75,525,123
United States	126,694,932	—	—	126,694,932
Commodity - Gold	93,908,147	—	—	93,908,147
Money Market Fund	26,209,789	—	—	26,209,789
Total	$900,821,311	$95,025,873	$—	$995,847,184

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 35.7%
Basic Materials: 5.0%
32,725	Argonaut Gold, Inc. (CAD) *	$265,447
43,450	Continental Gold Ltd. (CAD) *	278,874
27,620	Eldorado Gold Corp.	263,219
27,760	Eldorado Gold Corp. (CAD)	265,344
60,350	Fortuna Silver Mines, Inc. (CAD) *	260,209
8,030	Goldcorp, Inc.	270,049
12,782	MAG Silver Corp. *	121,301
1,395	Monsanto Co.	147,354
27,810	New Gold, Inc. *	253,071
2,389	Olin Corp.	60,251
43,770	Osisko Mining Corp. (CAD) *	259,815
15,740	Tahoe Resources, Inc. *	276,867
128,900	Volta Resources, Inc. (CAD) *	46,314
		2,768,115
Communications: 4.4%
1,023	Anixter International, Inc.	71,528
1,966	AOL, Inc.	75,671
1,257	Arris Group, Inc. *	21,583
3,286	Aruba Networks, Inc. *	81,296
10,061	CalAmp Corp. *	110,369
17,382	Digital Generation, Inc. *	111,766
1,400	Discovery Communications, Inc. *	97,356
1,919	eBay, Inc. *	104,048
5,418	eGain Communications Corp. *	46,920
937	Equinix, Inc. *	202,682
7,553	ExactTarget, Inc. *	175,758
292	Google, Inc. *	231,857
6,627	ICG Group, Inc. *	82,705
1,967	IPG Photonics Corp.	130,628
23,671	Lionbridge Technologies, Inc. *	91,607
1,896	News Corp.	57,866
3,022	Perficient, Inc. *	35,237
3,600	Polycom, Inc. *	39,888
282	Priceline.com, Inc. *	193,996
18,971	RF Micro Devices, Inc. *	100,926
1,316	SPS Commerce, Inc. *	56,154
18,426	Support.com, Inc. *	77,021
2,821	The Walt Disney Co.	160,233
1,875	ValueClick, Inc. *	55,406
2,538	Vivendi S.A. (EUR) #	52,506
		2,465,007
Consumer, Cyclical: 6.9%
2,693	Arrow Electronics, Inc. *	109,390
18,874	Asia Entertainment & Resources Ltd.	81,158
3,878	Brown Shoe Co., Inc.	62,048
333	Burger King Worldwide, Inc.	6,360
8,787	Coach, Inc.	439,262
5,030	Dollar Tree, Inc. *	243,603
3,793	DR Horton, Inc.	92,170
2,061	Dufry A.G. (CHF) * #	256,732
8,400	First Cash Financial Services, Inc. *	490,056
403	Francesca’s Holdings Corp. *	11,550
103,000	Galaxy Entertainment Group Ltd. (HKD) * #	431,920
380	Hibbett Sports, Inc. *	21,383
275	Icahn Enterprises LP	14,990
5,687	Kia Motors Corp. (KRW) #	288,547
1,060	Las Vegas Sands Corp.	59,731
2,362	La-Z-Boy, Inc.	44,571
4,585	M/I Homes, Inc. *	112,103
54,078	Morgans Hotel Group Co. *	320,142
11,598	Pinnacle Entertainment, Inc. *	169,563
351	Ralph Lauren Corp.	59,428
1,211	Scientific Games Corp. *	10,596
2,642	Skechers USA, Inc. *	55,878
2,193	Starbucks Corp.	124,913
928	Ulta Salon Cosmetics & Fragrance, Inc. *	75,326
5,840	US Airways Group, Inc. *	99,105
699	Wabash National Corp. *	7,102
587	Watsco, Inc.	49,414
479	Wynn Resorts Ltd.	59,952
		3,796,993
Consumer, Non-cyclical: 3.7%

629	Alliance Data Systems Corp. *	101,829
9,088	Amarin Corp. Plc (ADR) *	67,342
707	Beam, Inc.	44,923
6,356	BioScrip, Inc. *	80,785
487	Capital Senior Living Corp. *	12,871
2,625	Conceptus, Inc. *	63,394
60	Crimson Wine Group Ltd. *	558
2,035	Cynosure, Inc. *	53,256
2,067	Euronet Worldwide, Inc. *	54,445
40,356	Guided Therapeutics, Inc. *	28,047
6,433	Healthways, Inc. *	78,804
957	Heska Corp.	8,871
698	Ingredion, Inc.	50,479
82	Intuitive Surgical, Inc. *	40,278
626	Iron Mountain, Inc.	22,730
4,731	K12, Inc. *	114,064
4,380	Korn/Ferry International *	78,227
2,577	Lender Processing Services, Inc.	65,610
2,897	Meridian Bioscience, Inc.	66,110
10,058	Monster Worldwide, Inc. *	50,994
656	Myriad Genetics, Inc. *	16,662
7,592	Novadaq Technologies, Inc. *	75,237
784	PepsiCo, Inc.	62,022
3,775	Pfizer, Inc.	108,947
795	Philip Morris International, Inc.	73,704
2,043	Quanta Services, Inc. *	58,389
2,207	Quidel Corp. *	52,416
6,639	Repligen Corp. *	45,875
17,388	RTI Biologics, Inc. *	68,509
12,008	Skilled Healthcare Group, Inc. *	78,893
2,248	Spectranetics Corp. *	41,655
3,321	Synergetics USA, Inc. *	11,524
6,433	TearLab Corp. *	44,388
2,437	TMS International Corp. *	32,168
2,269	United Rentals, Inc. *	124,727
3,288	Vascular Solutions, Inc. *	53,331
		2,032,064
Diversified: 0.0%
600	Leucadia National Corp.	16,458
Energy: 3.4%
164,469	Afren Plc (GBP) * #	355,484
412	Atlas Energy LP	18,144
2,681	Bill Barrett Corp. *	54,344
3,157	Energy XXI Bermuda Ltd.	85,934
4,910	EPL Oil & Gas, Inc. *	131,637
1,287	Gulfport Energy Corp. *	58,983
204,000	Kunlun Energy Co. Ltd. (HKD) #	434,097
10,625	Midstates Petroleum Co., Inc. *	90,844
1,145	National Oilwell Varco, Inc.	81,009
4,860	Northern Oil and Gas, Inc. *	69,887
3,687	Southwestern Energy Co. *	137,378
753	Total S.A. (ADR)	36,129
193,088	Volga Gas Plc (GBP) * #	255,967
7,125	Willbros Group, Inc. *	69,968
		1,879,805
Financial: 5.6%
1,183	American Express Co.	79,805
4,245	American International Group, Inc. *	164,791
4,283	Assured Guaranty Ltd.	88,273
319	BAM Investments Ltd. *	6,512
13,347	Blackstone Group LP	264,004
1,614	CME Group, Inc.	99,083
7,365	Dime Community Bancshares, Inc.	105,761
2,754	Ellie Mae, Inc. *	66,234
5,039	Evoq Properties, Inc. *	19,904
11,819	Forestar Group, Inc. *	258,363
1,106,000	Franshion Properties China Ltd. (HKD) #	359,767
53,287	Kasikornbank PCL (NVDR) #	379,740
900	KKR & Co. LP	17,388
300	Oaktree Capital Group LLC	15,306
5,898	OmniAmerican Bancorp, Inc. *	149,101
410	Onex Corp.	19,528
4,059	Realogy Holdings Corp. *	198,242
11,349	Stewart Information Services Corp.	289,059
5,695	TD Ameritrade Holding Corp.	117,431
6,814	The Charles Schwab Corp.	120,540
751	Visa, Inc.	127,550
7,548	Walker & Dunlop, Inc. *	135,638
710	WisdomTree Investments, Inc. *	7,384
		3,089,404
Industrial: 1.6%
19,007	Ainsworth Lumber Co. Ltd. (CAD) * Reg S	76,151
1,123	Aptargroup, Inc.	64,404
1,804	Avnet, Inc. *	65,305
1,003	BE Aerospace, Inc. *	60,471
804	Clean Harbors, Inc. *	46,704
7,403	CPI Aerostructures, Inc. *	63,444
1,496	FARO Technologies, Inc. *	64,911
9,470	Flow International Corp. *	37,028
5,655	Greenbrier Cos, Inc. *	128,425
757	II-VI, Inc. *	12,899
653	InvenSense, Inc. *	6,974
864	Martin Marietta Materials, Inc.	88,145
3,424	Methode Electronics, Inc.	44,101
2,512	Tetra Tech, Inc. *	76,591
1,591	Waste Connections, Inc.	57,244
		892,797
Technology: 5.1%
597	Apple, Inc.	264,250
3,116	Broadcom Corp.	108,032
15,747	Callidus Software, Inc. *	71,964
1,250	Cavium, Inc. *	48,513
8,082	CDC Corp. * #	11,214
1,331	Cognizant Technology Solutions Corp. *	101,968
8,405	Cypress Semiconductor Corp.	92,707
7,415	Emcore Corp. *	43,155
3,749	Fortinet, Inc. *	88,776
1,512	Fusion-io, Inc. *	24,751
12,160	inContact, Inc. *	98,374
4,176	Maxim Integrated Products, Inc.	136,346
2,032	Microchip Technology, Inc.	74,696
6,880	Nova Measuring Instruments Ltd. *	61,920
1,190	Power Integrations, Inc.	51,658
4,691	Proofpoint, Inc. *	79,090
3,590	QUALCOMM, Inc.	240,351
2,976	Radware Ltd. *	112,284
3,277	Rovi Corp. *	70,161
8,680	Rudolph Technologies, Inc. *	102,250
356	Samsung Electronics Co. Ltd. (KRW) #	485,238
2,286	Silicon Laboratories, Inc. *	94,549
4,792	Silicon Motion Technology Corp. (ADR)	56,066
5,049	Skyworks Solutions, Inc. *	111,229
2,307	Spreadtrum Communications, Inc. (ADR)	47,317
945	Synaptics, Inc. *	38,452
698	Syntel, Inc.	47,129
153,480	Trident Microsystems, Inc. * #	7,482
3,084	Virtusa Corp. *	73,276
		2,843,198
Total Common Stocks (Cost: $18,421,546) (a)		19,783,841
REAL ESTATE INVESTMENT TRUSTS: 4.2%
Financial: 4.2%
	5,291	American Campus Communities, Inc.	239,894
	1,309	American Tower Corp.	100,688
	282	Annaly Capital Management, Inc.	4,481
	14,922	CapLease, Inc.	95,053
	1,187	Coresite Realty Corp.	41,521
	1,113	Digital Realty Trust, Inc.	74,471
	10,143	DuPont Fabros Technology, Inc.	246,171
	22,626	Education Realty Trust, Inc.	238,252
	35,633	FelCor Lodging Trust, Inc. *	212,016
	4,395	Host Hotels & Resorts, Inc.	76,869
	6,460	Newcastle Investment Corp.	72,158
	14,744	NorthStar Realty Finance Corp.	139,773
	884	Pennsylvania Real Estate Investment Trust	17,141
	20,430	RAIT Financial Trust	162,827
	135	Ramco-Gershenson Properties Trust	2,184
	3,481	Redwood Trust, Inc.	80,689
	2,888	Sovran Self Storage, Inc.	186,247
	4,140	Summit Hotel Properties, Inc.	43,346
	10,153	Terreno Realty Corp.	182,551
	2,927	Weyerhaeuser Co.	91,849
Total Real Estate Investment Trusts (Cost: $2,154,002) (a)			2,308,181

	Principal Amount
ASSET-BACKED SECURITIES: 0.0% (Cost: $32,655)
	$44,732	Countrywide Asset-Backed Certificates 5.81%,01/25/17 (c)	34,307
CORPORATE BONDS: 11.8%
Basic Materials: 0.4%
	$300,000	Sidetur Finance B.V. 10.00%,05/10/13 (c) Reg S	196,500
Communications: 2.2%
		Clear Channel Communications, Inc.
	170,000	5.50%,09/15/14 (c)	167,450
	79,000	11.00%,05/13/13 (c)	62,805
	510,878	FiberTower Corp. 9.00%,01/01/16 (c) # ♦	63,678
	180,000	Maxcom Telecomunicaciones S.A.B. de C.V. 11.00%,05/13/13 (c)	127,800
RUB	5,000,000	VimpelCom Holdings B.V. 9.00%,02/13/18 144A	167,405
	$55,000	WebMD Health Corp. 2.50%,01/31/18	50,875
	555,407	Wind Acquisition Holdings Finance S.A. 12.25%,07/15/13 (c) 144A	579,706
			1,219,719
Consumer, Cyclical: 2.2%
	93,000	Caesars Entertainment Operating Co., Inc. 5.38%,12/15/13 (c)	92,535
		Chukchansi Economic Development Authority
	49,702	9.75%,05/30/16 (c) Reg S	29,821
	481,120	9.75%,05/30/16 (c) 144A	288,672
	53,000	Claire’s Stores, Inc. 8.88%,03/15/15 (c)	56,180
	100,312	Inn of the Mountain Gods Resort & Casino 1.25%,05/13/13 (c) 144A	91,033
		JC Penney Corp., Inc.
	57,000	6.88%,10/15/15	55,575
	39,000	7.95%,04/01/17	36,953
	70,725	Kellwood Co. 12.88%,12/31/14	66,835
	35,000	Neebo, Inc. 15.00%,05/13/13 (c) 144A	35,525
		New Albertsons, Inc.
	43,000	7.00%,07/21/17	36,550
	50,000	7.45%,08/01/29 (c)	40,313
	60,000	7.75%,06/15/26	48,375
	106,000	Shingle Springs Tribal Gaming Authority 9.38%,05/13/13 (c) 144A	106,663
	58,000	9.38%,05/22/13 (c) Reg S	58,363
		The Bon-Ton Department Stores, Inc.
	61,000	10.25%,05/13/13 (c)	61,610
	110,000	10.63%,05/13/13 (c)	110,688
	830	The River Rock Entertainment Authority 9.75%,11/01/11 (c) ♦	523
			1,216,214
Consumer, Non-cyclical: 1.6%
	50,000	Beam, Inc. 5.88%,01/15/36 (c)	58,585
	200,000	CFG Investment S.A.C. 9.75%,07/30/16 (c) 144A	190,000
	180,000	Fresenius Medical Care US Finance, Inc. 6.50%,09/15/18 (c) 144A	206,100
	57,000	Kinetic Concepts, Inc. 12.50%,11/01/15 (c)	56,715
	200,000	Marfrig Holding Europe B.V. 8.38%,05/09/18 Reg S	181,500
	200,000	Ukrlandfarming PLC 10.88%,03/26/18 144A	199,626
			892,526
Energy: 2.3%
	100,000	Berau Capital Resources Pte Ltd. 12.50%,07/08/13 (c) 144A	107,500
	53,000	Endeavour International Corp. 12.00%,03/01/15 (c)	51,278
	300,000	Enercoal Resources Pte Ltd. 9.25%,08/05/14 (p)	265,500
	93,000	EPL Oil & Gas, Inc. 8.25%,02/15/15 (c)	99,278
	11,000	Green Field Energy Services, Inc. 13.25%,11/15/14 (c) 144A	11,440
	200,000	Millennium Offshore Services Superholdings LLC 9.50%,02/15/15 (c) 144A	202,750
CAD	30,000	Pengrowth Energy Corp. 6.25%,03/31/17	30,270
	$200,000	Sea Trucks Group 9.00%,03/26/15 (c) # Reg S 144A	200,000
	45,000	SunCoke Energy, Inc. 7.63%,08/01/14 (c)	48,600
	490,000	Tristan Oil Ltd. 25.30%, 05/10/13 (c) ^ Reg S	229,688
	25,000	Walter Energy, Inc. 9.88%,12/15/16 (c) 144A	27,250
			1,273,554
Financial: 1.7%
	122,000	Emigrant Bancorp, Inc. 6.25%,06/15/14 144A	117,354
	66,000	Jefferies Group, Inc. 3.88%,11/01/17 (c) (p)	68,104
	19,500	MBIA Insurance Corp. 11.56%,01/15/18 (c) Reg S	4,680
	200,000	MF Global Holdings Ltd. 6.25%,08/08/16 (c) ♦	144,600
	88,000	Nuveen Investments, Inc. 5.50%,09/15/15 (c)	86,900
MYR	1,000,000	Special Port Vehicle Bhd 5.30%,07/30/14	296,890
	$244,000	Standard Bank Plc 11.38%, 01/27/14 ^ # 144A	224,094
			942,622
Industrial: 1.1%
	200,000	Cemex Finance LLC 9.38%,10/12/17 (c) 144A	233,500
	300,000	OSX 3 Leasing B.V. 9.25%,06/20/13 (c) Reg S	299,250
	106,000	Tervita Corp. 9.75%,11/01/15 (c) Reg S	104,410
			637,160
Utilities: 0.3%
		Empresa Distribuidora Y Comercializadora Norte
	200,000	9.75%,10/25/18 (c) 144A	96,000
	175,000	9.75%,10/25/18 (c) Reg S	84,000
			180,000
Total Corporate Bonds (Cost: $6,742,437) (a)			6,558,295
FOREIGN GOVERNMENT OBLIGATIONS: 1.5%
GHS	450,000	African Development Bank 14.00%,08/25/15 #	222,348
ARS	3,026,000	Argentine Republic Government International Bond 17.46%, 12/15/35 ^	40,538
	$200,000	Brazil Minas SPE via State of Minas Gerais 5.33%,02/15/28 # 144A	219,561
	400,000	Provincia de Buenos Aires, Argentina 11.75%,10/05/15 Reg S	328,000
Total Foreign Government Obligations (Cost: $784,103)			810,447
MUNICIPAL OBLIGATION: 0.1% (Cost: $27,904)
	$37,000	Brazos River Authority 6.75%,04/01/38 (p)	37,000
STRUCTURED NOTE: 0.7% (Cost: $400,000)
Financial: 0.7%
	$400,000	Deutsche Bank A.G. London Branch, Alpha Overlay Securities 07/03/13 # § (b)	389,440

	Number of Shares
CLOSED-END FUNDS: 0.4%
	2,000	First Trust Strategic High Income Fund II	34,520
	3,900	Helios High Income Fund, Inc.	34,203
	5,500	Helios Multi-Sector High Income Fund, Inc.	34,430
	350	JZ Capital Partners Ltd. (GBP)	2,829
	3,370	Nuveen Credit Strategies Income Fund	35,217
	1,200	PIMCO Dynamic Income Fund	37,320
	450	PIMCO Income Strategy Fund II	5,157
	3,500	Western Asset High Income Fund, Inc.	33,775
Total Closed-End Funds (Cost: $207,488) (a)			217,451
EXCHANGE TRADED FUNDS: 1.1%
	1,317	iShares Dow Jones US Regional Banks Index Fund	35,730
	495	iShares Silver Trust *	13,573
	1,700	SPDR Gold Trust *	262,565
	7,400	WisdomTree Japan Hedged Equity Fund	319,532
Total Exchange Traded Funds (Cost: $606,371) (a)			631,400
OPEN-END FUNDS: 27.2%
	18,399	AC Risk Parity 12 Vol Fund * #	2,937,081
	529,661	AQR Managed Futures Strategy Fund	5,301,905
	86,480	Marketfield Fund	1,440,759
	334,366	TFS Market Neutral Fund *	5,383,291
Total Open-End Funds (Cost: $13,754,628)			15,063,036

OPTIONS PURCHASED: 0.1%
	15,100	Amarin Corp. Plc Call ($16, expiring 09/21/13)	3,926
	9,800	AOL, Inc. Call ($38, expiring 07/20/13)	32,340
	600	Apple, Inc. Call ($525, expiring 06/22/13)	2,040
	600	Apple, Inc. Call ($450, expiring 06/22/13)	12,570
	19,100	Windstream Corp. Call ($9, expiring 08/17/13)	2,973
Total Options Purchased (Cost: $59,356)			53,849
MONEY MARKET FUND: 19.6% (Cost: $10,850,625)
	10,850,625	AIM Treasury Portfolio - Institutional Class	10,850,625
Total Investments: 102.4% (Cost: $54,041,115)			56,737,872
Liabilities in excess of other assets: (2.4)%			(1,323,974)
NET ASSETS: 100.0%			$55,413,898
SECURITIES SOLD SHORT: (22.5)%
COMMON STOCKS: (9.5)%
Basic Materials: (0.1)%
(975)	HB Fuller Co.	(38,103)
Communications: (0.8)%
(83)	Amazon.com, Inc. *	(22,119)
(3,725)	Corning, Inc.	(49,654)
(447)	DIRECTV *	(25,305)
(634)	DISH Network Corp.	(24,029)
(782)	Facebook, Inc. *	(20,004)
(2,279)	Gannett Co., Inc.	(49,842)
(543)	IAC/InterActiveCorp.	(24,261)
(240)	Netflix, Inc. *	(45,458)
(1,712)	Nielsen Holdings N.V.	(61,324)
(8,855)	Nokia OYJ (ADR)	(29,044)
(573)	Rackspace Hosting, Inc. *	(28,925)
(1,711)	Starz - Liberty Capital *	(37,899)
(502)	Viasat, Inc. *	(24,317)
(1,066)	Yahoo!, Inc. *	(25,083)
		(467,264)
Consumer, Cyclical: (2.5)%
(497)	Ascena Retail Group, Inc. *	(9,219)
(2,588)	Best Buy Co., Inc.	(57,324)
(3,098)	Burger King Worldwide, Inc.	(59,172)
(6,610)	Chico’s FAS, Inc.	(111,048)
(130)	Chipotle Mexican Grill, Inc. *	(42,363)
(2,749)	Choice Hotels International, Inc.	(116,310)
(476)	Darden Restaurants, Inc.	(24,600)
(2,596)	Ethan Allen Interiors, Inc.	(85,460)
(217)	Family Dollar Stores, Inc.	(12,814)
(890)	GameStop Corp.	(24,893)
(189)	Gildan Activewear, Inc.	(7,543)
(1,133)	GNC Holdings, Inc.	(44,504)
(858)	Guess?, Inc.	(21,304)
(2,938)	Interface, Inc.	(56,468)
(685)	Macy’s, Inc.	(28,660)
(3,101)	Marriott International, Inc.	(130,955)
(144)	McDonald’s Corp.	(14,355)
(576)	MWI Veterinary Supply, Inc. *	(76,182)
(226)	O’Reilly Automotive, Inc. *	(23,176)
(838)	Polaris Industries, Inc.	(77,507)
(134)	Ralph Lauren Corp.	(22,688)
(615)	Six Flags Entertainment Corp.	(44,575)
(4,163)	Sony Corp. (ADR)	(72,436)
(2,972)	Staples, Inc.	(39,914)
(2,432)	Steven Madden Ltd. *	(104,916)
(722)	The Gap, Inc.	(25,559)
(302)	Under Armour, Inc. *	(15,462)
(906)	Walgreen Co.	(43,198)
		(1,392,605)
Consumer, Non-cyclical: (1.2)%
(2,940)	Avon Products, Inc.	(60,946)
(450)	B&G Foods, Inc.	(13,720)
(1,877)	DeVry, Inc.	(59,595)
(1,651)	Green Dot Corp. *	(27,588)
(492)	Green Mountain Coffee Roasters, Inc. *	(27,926)
(1,734)	Iron Mountain, Inc.	(62,962)
(481)	Lancaster Colony Corp.	(37,037)
(457)	Medivation, Inc. *	(21,374)
(1,148)	Monro Muffler Brake, Inc.	(45,587)
(506)	Rent-A-Center, Inc.	(18,692)
(758)	Robert Half International, Inc.	(28,448)
(1,803)	Rollins, Inc.	(44,264)
(449)	Strayer Education, Inc.	(21,723)
(620)	The ADT Corp.	(30,343)
(1,494)	The Brink’s Co.	(42,220)
(856)	The Scotts Miracle-Gro Co.	(37,013)
(1,711)	The Western Union Co.	(25,733)
(842)	Weight Watchers International, Inc.	(35,457)
		(640,628)
Energy: (0.2)%
(418)	Calumet Specialty Products Partners LP	(15,570)
(772)	Consol Energy, Inc.	(25,978)
(1,087)	Peabody Energy Corp.	(22,990)
(293)	Pioneer Natural Resources Co.	(36,405)
(446)	Range Resources Corp.	(36,144)
		(137,087)
Financial: (1.3)%
(14,076)	Ares Capital Corp.	(254,776)
(1,615)	Cohen & Steers, Inc.	(58,253)
(8,730)	First American Financial Corp.	(223,226)
(743)	Legg Mason, Inc.	(23,887)
(7,002)	People’s United Financial, Inc.	(94,107)
(942)	The Progressive Corp.	(23,804)
(3,144)	Valley National Bancorp	(32,195)
		(710,248)
Industrial: (1.2)%
(1,512)	Advanced Energy Industries, Inc. *	(27,670)
(1,052)	American Railcar Industries, Inc.	(49,170)
(1,378)	Apogee Enterprises, Inc.	(39,893)
(594)	DXP Enterprises, Inc. *	(44,372)
(751)	Engility Holdings, Inc. *	(18,009)
(9,519)	Flextronics International Ltd. *	(64,348)
(279)	Foster Wheeler A.G. *	(6,375)
(1,306)	Garmin Ltd.	(43,150)
(489)	General Dynamics Corp.	(34,479)
(760)	Hub Group, Inc. *	(29,230)
(829)	Huntington Ingalls Industries, Inc.	(44,211)
(1,936)	Jabil Circuit, Inc.	(35,777)
(284)	Knight Transportation, Inc.	(4,572)
(373)	Lockheed Martin Corp.	(36,002)
(567)	Northrop Grumman Corp.	(39,775)
(4,327)	Swift Transportation Co. *	(61,357)
(1,055)	Trimble Navigation Ltd. *	(31,608)
(2,297)	UTi Worldwide, Inc.	(33,261)
		(643,259)
Technology: (2.2)%
(3,866)	Activision Blizzard, Inc.	(56,328)
(1,013)	Akamai Technologies, Inc. *	(35,749)
(697)	Applied Materials, Inc.	(9,396)
(840)	ARM Holdings Plc (ADR)	(35,591)
(551)	CACI International, Inc. *	(31,886)
(335)	Cerner Corp. *	(31,741)
(290)	Concur Technologies, Inc. *	(19,911)
(1,532)	Cray, Inc. *	(35,558)
(301)	Cree, Inc. *	(16,468)
(1,272)	DST Systems, Inc.	(90,655)
(3,194)	Electronic Arts, Inc. *	(56,534)
(2,124)	Fairchild Semiconductor International, Inc. *	(30,033)
(1,260)	First Solar, Inc. *	(33,970)
(2,729)	Hewlett-Packard Co.	(65,059)
(445)	Hittite Microwave Corp. *	(26,949)
(2,320)	Intel Corp.	(50,692)
(1,125)	Jack Henry & Associates, Inc.	(51,986)
(1,704)	Lexmark International, Inc.	(44,986)
(692)	Linear Technology Corp.	(26,552)
(1,330)	Mantech International Corp.	(35,737)
(2,864)	Microsoft Corp.	(81,939)
(83)	MicroStrategy, Inc. *	(8,390)
(680)	NetApp, Inc. *	(23,229)
(2,086)	Pitney Bowes, Inc.	(30,998)
(3,374)	Research In Motion Ltd. *	(48,754)
(903)	Stratasys Ltd. *	(67,021)
(1,406)	TriQuint Semiconductor, Inc. *	(7,100)
(1,497)	Ultratech, Inc. *	(59,176)
(4,924)	Unisys Corp. *	(112,021)
		(1,224,409)
Total Common Stocks (Proceeds: $(4,970,156))		(5,253,603)
REAL ESTATE INVESTMENT TRUSTS: (3.4)%
Financial: (3.4)%
(4,518)	AG Mortgage Investment Trust, Inc.	(115,073)
(10,094)	Campus Crest Communities, Inc.	(140,307)
(7,321)	Duke Realty Corp.	(124,311)
(2,745)	DuPont Fabros Technology, Inc.	(66,621)
(3,170)	Equity One, Inc.	(75,985)
(10,672)	First Potomac Realty Trust	(158,266)
(12,965)	Franklin Street Properties Corp.	(189,548)
(5,923)	Host Hotels & Resorts, Inc.	(103,593)
(8,114)	Kimco Realty Corp.	(181,754)
(1,499)	LTC Properties, Inc.	(61,054)
(2,100)	Pebblebrook Hotel Trust	(54,159)
(2,734)	Potlatch Corp.	(125,381)
(135)	Ramco-Gershenson Properties Trust	(2,174)
(5,224)	Silver Bay Realty Trust Corp.	(108,137)
(2,129)	STAG Industrial, Inc.	(45,284)
(2,279)	Tanger Factory Outlet Centers	(82,454)
(1,323)	Ventas, Inc.	(96,844)
(8,159)	Western Asset Mortgage Capital Corp.	(189,615)
Total Real Estate Investment Trusts (Proceeds: $(1,797,485))		(1,920,560)
EXCHANGE TRADED FUNDS: (9.6)%
(293)	Consumer Staples Select Sector SPDR Fund	(11,650)
(2,700)	CurrencyShares Japanese Yen Trust *	(280,935)
(5,041)	Direxion Daily Emerging Markets Bull 3X Shares	(486,809)
(1,131)	Direxion Daily Small Cap Bull 3X Shares *	(100,614)
(608)	Energy Select Sector SPDR Fund	(48,227)
(15,016)	iShares Barclays 20+ Year Treasury Bond Fund	(1,768,284)
(146)	iShares Dow Jones Transportation Average Index Fund	(16,250)
(438)	iShares PHLX SOX Semiconductor Sector Index Fund	(25,934)
(1,655)	iShares Russell 1000 Growth Index Fund	(118,035)
(1,304)	iShares Russell 2000 Growth Index Fund	(140,506)
(1,048)	iShares Russell Microcap Index Fund	(61,476)
(1,402)	iShares Silver Trust *	(38,443)
(23,100)	Market Vectors Gold Miners ETF ‡	(874,335)
(550)	Market Vectors Junior Gold Miners ETF ‡	(9,207)
(5,306)	Market Vectors Semiconductor ETF ‡	(188,522)
(4,599)	SPDR S&P 500 ETF Trust	(719,973)
(262)	SPDR S&P MidCap 400 ETF Trust	(54,947)
(1,973)	SPDR S&P Retail ETF	(138,781)
(7,774)	Technology Select Sector SPDR Fund	(235,319)
Total Exchange Traded Funds (Proceeds: $(5,706,494))		(5,318,247)
Total Securities Sold Short (Proceeds: $(12,474,135))		$(12,492,410)
WRITTEN OPTIONS: (0.1)%
(7,500)	Amarin Corp. Plc Put ($7, expiring 09/21/13)	$(8,550)
(1,100)	American International Group, Inc. Put ($37, expiring 04/20/13)	(242)
(14,700)	AOL, Inc. Call ($43, expiring 07/20/13)	(20,212)
(4,900)	AOL, Inc. Put ($35, expiring 07/20/13)	(8,085)
(800)	Apollo Global Management LLC Put ($20, expiring 09/21/13)	(1,220)
(600)	Apple, Inc. Put ($400, expiring 06/22/13)	(5,670)
(1,100)	Apple, Inc. Call ($500, expiring 06/22/13)	(7,315)
(1,900)	Barnes & Noble, Inc. Put ($11, expiring 04/20/13)	(95)
(800)	Blackstone Group LP Call ($20, expiring 01/18/14)	(1,512)
(2,600)	JC Penney Co., Inc. Put ($13, expiring 01/18/14)	(10,400)
(800)	KKR & Co. LP Call ($20, expiring 01/18/14)	(920)
(100)	KKR & Co. LP Call ($17, expiring 01/18/14)	(280)
(1,700)	Live Nation Entertainment, Inc. Put ($10, expiring 01/18/14)	(1,148)
(300)	Oaktree Capital Group LLC Call ($50, expiring 10/19/13)	(906)
(600)	Philip Morris International, Inc. Put ($90, expiring 04/20/13)	(294)
(1,000)	SPDR S&P 500 ETF Trust Put ($151, expiring 05/18/13)	(1,180)
(2,000)	SPDR S&P 500 ETF Trust Put ($150, expiring 05/18/13)	(2,060)
(1,000)	SPDR S&P 500 ETF Trust Put ($146, expiring 04/20/13)	(160)
Total Written Options (Premiums received: $(77,441))		$(70,249)

ADR	American Depositary Receipt
ARS	Argentine Peso
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GHS	Ghanaian Cedis
HKD	Hong Kong Dollar
KRW	Korean Won
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
RUB	Russian Ruble

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $30,290,300.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reversion Alpha Index.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero coupon bond - the rate shown is the effective yield at purchase date.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,574,896 which represents 13.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $389,440 which represents 0.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,304,179, or 6.0% of net assets.
♦	Security in default

As of March 31, 2013, the Fund had an outstanding swap contract with the following terms:

Credit default swap contracts on credit index - Buy Protection

Counterparty	Referenced Obligation	Notional Amount	Termination Date	Payments Made By The Fund	Market Value	Upfront Payments Paid	Unrealized Appreciation
Credit Suisse	Markit iTraxx Corp. CEEMEA Index Series 19	$900,000	06/20/18	1.00%	$61,495	$(60,389)	$1,406

As of March 31, 2013, the Fund held the following open forward foreign currency contract:

Counterparty	Contracts to deliver		In Exchange For		Settlement Date	Unrealized Depreciation
State Street Bank And Trust	UAH	4,829,000	USD	550,000	4/9/2013	$(44,234)

UAH	Ukrainian Hryvnia
USD	United States Dollar

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2013 is set forth below:

Affiliates	Value as of December 31, 2012	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of March 31, 2013
Market Vectors Emerging Markets High Yield Bond ETF	$809,100	$—	$814,743	$24,178	$3,990	$—
Market Vectors Emerging Markets Local Currency Bond ETF	1,015,651	—	1,016,346	78,580	5,115	—
Market Vectors Gold Miners ETF(1)	(1,071,610)	—	—	—	—	(874,335)
Market Vectors International High Yield Bond ETF	819,543	—	834,878	44,361	3,956	—
Market Vectors Junior Gold Miners ETF(1)	(10,890)	—	—	—	—	(9,207)
Market Vectors Oil Services ETF	(17,406)	20,035	1,420	(1,964)	—	—
Market Vectors Semiconductor ETF(1)	(29,748)	26,689	182,807	(2,299)	—	(188,522)
	$1,514,640	$46,724	$2,850,194	$142,856	$13,061	$(1,072,064)

(1)	Represents short position at March 31, 2013.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments
Common Stocks
Basic Materials	$2,768,115	$—	$—	$2,768,115
Communications	2,412,501	52,506	—	2,465,007
Consumer, Cyclical	2,819,794	977,199	—	3,796,993
Consumer, Non-cyclical	2,032,064	—	—	2,032,064
Diversified	16,458	—	—	16,458
Energy	834,257	1,045,548	—	1,879,805
Financial	2,349,897	739,507	—	3,089,404
Industrial	892,797	—	—	892,797
Technology	2,339,264	485,238	18,696	2,843,198
Real Estate Investment Trusts*	2,308,181	—	—	2,308,181
Asset-Backed Securities	—	34,307	—	34,307
Corporate Bonds
Basic Materials	—	196,500	—	196,500
Communications	—	1,156,041	63,678	1,219,719
Consumer, Cyclical	—	1,216,214	—	1,216,214
Consumer, Non-cyclical	—	892,526	—	892,526
Energy	—	1,273,554	—	1,273,554
Financial	—	942,622	—	942,622
Industrial	—	637,160	—	637,160
Utilities	—	180,000	—	180,000
Foreign Government Obligations*	—	810,447	—	810,447
Municipal Obligations*	—	37,000	—	37,000
Structured Note*	—	389,440	—	389,440
Closed-End Funds	217,451	—	—	217,451
Options	53,849	—	—	53,849
Exchange Traded Funds	631,400	—	—	631,400
Open-End Funds	12,125,955	2,937,081	—	15,063,036
Money Market Fund	10,850,625	—	—	10,850,625
Total	$42,652,608	$14,002,890	$82,374	$56,737,872

* See Schedule of Investments for security type and geographic sector breakouts.

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$(5,253,603)	$—	$—	$(5,253,603)
Real Estate Investment Trusts	(1,920,560)	—	—	(1,920,560)
Exchange Traded Funds	(5,318,247)	—	—	(5,318,247)
Total	$(12,492,410)	$—	$—	$(12,492,410)
Other Financial Instruments
Swap Contract	$—	$61,495	$—	$61,495
Forward Foreign Currency Contract	—	(44,234)	—	(44,234)
Written Options	(70,249)	—	—	(70,249)
Total	$(70,249)	$17,261	$—	$(52,988)

*	See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $57,399. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2013:

	Common Stocks	Corporate Bonds
	Long Position	Long Position
	Technology	Communications
Balance as of December 31, 2012	$24,928	$—
Realized gain (loss)	—	—
Change in net unrealized appreciation (depreciation)	(6,232)	(41,052)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	104,730
Balance as of March 31, 2013	$18,696	$63,678

Transfers from level 2 to Level 3 resulted primarily from limited trading activity.

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Principal Amount			Value
BONDS AND NOTES: 83.1%
Argentina: 3.6%
USD	5,600,000	Argentina Boden Bonds
		7.00%, 10/03/15	$4,760,000

Brazil: 8.7%
BRL	6,318,000	Banco Votorantim S.A.
		6.25%, 05/16/16 Reg S	3,660,362
	10,605,000	Cia Energetica de Sao Paulo
		13.47%, 01/15/15 Reg S	8,021,605
			11,681,967
Ireland: 10.4%
RUB	110,000,000	Federal Grid Co. OJS via Federal Grid Finance Ltd.
		8.45%, 03/13/19 Reg S	3,581,749
	145,000,000	RusHydro JSC via RusHydro Finance Ltd.
		7.88%, 10/28/15	4,669,411
	170,000,000	RZD Capital Ltd.
		8.30%, 04/02/19 Reg S	5,643,936
			13,895,096
Mexico: 12.9%
USD	9,626,000	Mexican Government International Bond
		5.75%, 10/12/10 (c)	10,607,852
MXN	51,100,000	Petroleos Mexicanos
		7.65%, 11/24/21 Reg S	4,708,095
USD	2,000,000	Servicios Corporativos Javer SAPI de C.V.
		9.88%, 04/06/16 (c) Reg S	1,890,000
			17,205,947
Nigeria: 11.0%
		Nigerian Government Bonds
NGN	500,000,000	7.00%, 10/23/19	2,593,188
	500,000,000	10.00%, 07/23/30	2,834,437
	400,000,000	16.00%, 06/29/19	3,095,301
	500,000,000	16.39%, 01/27/22	4,116,682
	325,000,000	Nigerian Treasury Bill
		11.86%, 04/25/13 ^	2,031,993
			14,671,601
Philippines: 11.6%
		Philippine Government International Bonds
PHP	10,000,000	3.90%, 11/26/22	267,958
	60,000,000	4.95%, 01/15/21	1,683,595
USD	8,000,000	5.00%, 01/13/37	9,230,000
PHP	130,000,000	6.25%, 01/14/36	4,255,772
			15,437,325
Singapore: 0.4%
USD	1,171,000	Bakrie Telecom Pte Ltd.
		11.50%, 05/10/13 (c) Reg S	579,645

South Africa: 4.7%
		South African Government Bonds
ZAR	11,443,900	2.75%, 01/31/22	1,473,782
	35,000,000	10.50%, 12/21/26	4,822,249
			6,296,031
Sri Lanka: 2.3%
USD	3,000,000	Sri Lankan Government International Bond
		5.88%, 07/25/22 Reg S	3,127,500
Supranational: 3.6%
RUB	145,000,000	Eurasian Development Bank
		8.00%, 10/05/17 Reg S	4,757,996
Uruguay: 10.2%
		Uruguay Notas del Tesoro
UYU	35,000,000	9.75%, 06/14/14 #	1,832,714
	64,000,000	10.25%, 08/22/15 #	3,347,849
		Uruguay Treasury Bills
	52,500,000	9.71%, 09/09/13 ^ #	2,671,701
	103,400,000	10.49%, 03/07/14 ^ #	4,997,246
	17,000,000	10.74%, 02/05/15 ^ #	746,844
			13,596,354
Zambia: 3.8%
USD	5,125,000	Zambian Government International Bond
		5.38%, 09/20/22 Reg S	5,105,781

Total Bonds and Notes (Cost: $109,490,940)			111,115,243

Number of Shares
MONEY MARKET FUND: 20.3% (Cost: $27,038,294)
	27,038,294	AIM Treasury Portfolio - Institutional Class	27,038,294

Total Investments: 103.5% (Cost: $136,529,234)			138,153,537
Liabilities in excess of other assets: (3.5)%			(4,622,388)
NET ASSETS: 100.0%			$133,531,149

BRL	Brazilian Real
MXN	Mexican Peso
NGN	Nigerian Naira
PHP	Philippine Peso
RUB	Russian Ruble
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,596,354 which represents 10.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

As of March 31, 2013, the fund had the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank And Trust Company	USD	18,783,691	RUB	582,482,250	4/19/2013	$(103,012)
State Street Bank And Trust Company	USD	750,000	RUB	23,236,500	4/19/2013	(4,787)
State Street Bank And Trust Company	RUB	605,718,750	USD	19,500,000	4/19/2013	74,108
State Street Bank And Trust Company	MXN	43,702,750	USD	3,500,000	4/22/2013	(31,540)
State Street Bank And Trust Company	RUB	186,720,000	USD	6,000,000	4/22/2013	14,490
State Street Bank And Trust Company	EUR	2,337,996	USD	3,000,000	4/22/2013	2,667
State Street Bank And Trust Company	USD	6,053,493	RUB	186,720,000	4/22/2013	(67,984)
State Street Bank And Trust Company	EUR	5,429,598	USD	7,000,000	4/22/2013	39,207
State Street Bank And Trust Company	EUR	10,039,540	USD	13,000,000	4/22/2013	129,218
State Street Bank And Trust Company	MXN	162,968,000	USD	13,000,000	4/22/2013	(169,149)
State Street Bank And Trust Company	EUR	5,018,530	USD	6,500,000	4/22/2013	66,199
State Street Bank And Trust Company	EUR	8,136,003	USD	10,500,000	4/22/2013	69,570
State Street Bank And Trust Company	USD	8,448,377	MXN	104,350,125	4/22/2013	(16,032)
State Street Bank And Trust Company	USD	8,250,000	MXN	102,320,625	4/22/2013	18,344

Net unrealized appreciation on forward foreign currency contracts						$21,300

EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value
Building - Residential / Commercial	1.4%	$1,890,000
Commercial Banking Institution	2.6	3,660,362
Electric - Generation	5.8	8,021,605
Electric - Integrated	3.4	4,669,411
Government	56.7	78,360,440
Money Market Funds	19.6	27,038,294
Oil Company - Integrated	3.4	4,708,095
Special Purpose Entity	2.6	3,581,749
Telecom Services	0.4	579,645
Transport-Rail	4.1	5,643,936
	100.0%	$138,153,537

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Bonds and Notes*	$—	$111,115,243	$—	$111,115,243
Money Market Fund	27,038,294	—	—	27,038,294
Total	$27,038,294	$111,115,243	$—	$138,153,537
Other Financial Instrument Forward Foreign Currency Contracts	$—	$21,300	$—	$21,300

* See Schedule of Investments for security type and geographic country breakouts.

VAN ECK FUNDS

NOTES TO FINANCIAL STATEMENTS

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Closed-end publicly listed fund investments are valued at the official market closing price and are categorized as Level 1 in the fair value hierarchy. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Futures contracts are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and is categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

Basis for Consolidation–The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary, both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

Income Taxes–As of March 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$184,898,103	$7,660	$(254)	$7,406
Emerging Markets Fund	141,509,519	28,263,615	(7,337,740)	20,925,875
Global Hard Assets Fund	3,654,090,947	709,668,846	(275,146,730)	434,522,116
International Investors Gold Fund	900,753,259	331,517,393	(236,423,468)	95,093,925
Multi-Manager Alternatives Fund	55,540,097	4,083,168	(2,885,393)	1,197,775
Unconstrained Emerging Markets Bond Fund	136,622,065	2,626,289	(1,094,817)	1,531,472

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck Funds

Date: May 29, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: May 29, 2013